Property and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Property and equipment, net [Line Items]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net, consists of the following as of the following dates:

	June 30, 2021	December 31, 2020
Land	$13,043	$13,043
Buildings	21,899	21,899
Building improvements	8,940	8,940
Computer hardware	4,058	4,058
Tooling, machinery, and equipment	5,475	5,451
Vehicles	583	583
Computer software	7,095	7,095
Leasehold improvements	298	298
Construction in process	246,817	251,633
Less: Accumulated depreciation	(20,490)	(19,067)
Total property and equipment, net	$287,718	$293,933

For the six months ended June 30, 2021, the Company entered into an agreement to finalize the cost of certain construction in process assets. As a result of the agreement, the Company reduced the cost of these assets in construction in process as well as the corresponding liability within Accounts Payable and Accrued Expenses by $5,744 on the Condensed Consolidated Balance Sheet as of June 30, 2021.

6.	Property and Equipment, Net

Property and equipment, net, consists of the following as of December 31:

	2020	2019
Land	$13,043	$13,043
Buildings	21,899	21,891
Building improvements	8,940	8,940
Computer hardware	4,058	4,058
Machinery and equipment	5,451	5,375
Vehicles	583	583
Computer software	7,095	7,095
Leasehold improvements	298	298
Construction in process	251,633	247,133
Less: Accumulated depreciation	(19,067)	(15,890)
Total property and equipment, net	$293,933	$292,526

The Company’s construction in process is primarily related to the construction of tooling, machinery and equipment for the Company’s production facility in Hanford, California. Tooling, machinery and equipment are either held at Company facilities, primarily the Hanford plant, or at the vendor’s location until the tooling, machinery and equipment is completed. Of the $251,633 and $247,133 of CIP, $42,734 and $40,309 is held at Company facilities and $208,899 and $206,824 is held at vendor locations as of December 31, 2020 and 2019, respectively. The Company recorded $1,727 and $1,997 of interest expense related to CIP held at vendor locations during the years ended December 31, 2020 and 2019, respectively, in interest expense on the consolidated statements of operations and comprehensive loss.

Depreciation expense totaled $3,177 and $4,835 and amortization expense totaled $340 and $353 for the years ended December 31, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, depreciation and amortization expense of $1,193 and $311, respectively, is classified within research and development expense and $2,324 and $4,877, respectively, is classified within general and administrative expense on the consolidated statements of operations and comprehensive loss.

The Company has capital leases in Hanford, California for its main production facility and Gardena, California for its headquarters. See Note 9 Notes Payable. Capital leases of $43,882 and $43,874 have been capitalized within property and equipment as land, buildings, and building improvements as of December 31, 2020 and 2019, respectively. Accumulated depreciation was $5,573 and $3,592 as of December 31, 2020 and 2019, respectively.

The Company recognized $10 and $4,843 related to losses on the disposal of property and equipment in loss on disposal of property and equipment on the consolidated statements of operations and comprehensive loss during the years ended December 31, 2020 and 2019, respectively. Land and related improvements for property owned in Las Vegas, Nevada classified as held for sale of $29,038 was sold in 2019 for a total of $16,900, which resulted in a $12,138 loss on disposal recognized in loss on disposal of asset held for sale on the consolidated statements of operations and comprehensive loss. The Company originally purchased the 900-acre plot of land in Nevada in 2015 to build a manufacturing facility. Subsequently, a strategic business decision was made to lease a pre-built factory, which would allow the Company to accelerate the progression of its vehicle to market.

In 2017, land use rights were granted by the government of Zhejiang (China) for use of a parcel of land located in the city of Moganshan, based on multiple conditions, including a minimum investment in the construction of a facility of $500,000 and the commencement of construction before December 31, 2017. Based on the terms of the agreement, the Company could use this parcel of land for 50 years with a 10% upfront payment of $6,440 that would be refunded to the Company if certain conditions were met. The land use rights were recorded as an intangible asset at cost plus taxes for $66,332 and was expected to be amortized over a life of 50 years. The value of the land was agreed with the government of Zhejiang and considered the values for similar size and use properties in the area. In addition, the Company had recorded a corresponding liability of $57,960 related to the receipt of a government grant to develop the land equal to 90% of the land cost which was expected to be amortized over 50 years. The Company recognized amortization expense of $735 in general and administrative expense on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2019. Additionally, the Company recognized amortization expense of the grant liability of $913 as a reduction of general and administrative expense on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2019.

During the year ended December 31, 2019, the Company did not meet all requirements necessary to comply with the agreement; therefore, the land use rights were cancelled and reverted to the government of Zhejiang. The Company derecognized the land use rights and the land use grant liability of $58,485 and $51,103, respectively. As part of the cancellation, the Company received cash of $15,902 and incurred tax expense of $2,947, resulting in a gain of $11,467 recorded in gain on cancellation of land use rights on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2019.